Basis of preparation	6 Months Ended
Jun. 30, 2020
Disclosure of interim financial reporting [Abstract]
Basis of preparation	Basis of preparation
The financial statements in this report have been prepared in accordance with the historic cost convention except for certain financial instruments which are stated at fair value. AngloGold Ashanti's normal reporting periods remain unchanged. The group prepares interim financial statements for the six months ended 30 June and annual financial statements for the year ended 31 December. The group’s accounting policies used in the preparation of these financial statements are consistent with those used in the annual financial statements for the year ended 31 December 2019, except for the adoption of new or amended standards applicable from 1 January 2020, which had no material impact on the financial statements of the group.

The condensed consolidated interim financial statements of AngloGold Ashanti have been prepared in compliance with the framework concepts and the measurement and recognition requirements of IAS 34, IFRS as issued by the International Accounting Standards Board, the South African Institute of Chartered Accountants Financial Reporting Guides as issued by the Accounting Practices Committee, Financial Reporting Pronouncements as issued by the Financial Reporting Standards Council, JSE Listings Requirements and in the manner required by the South African Companies Act, No. 71 of 2008 (as amended) for the preparation of financial information of the group for the six months ended 30 June 2020. These financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto as at and for the year ended 31 December 2019.

Based on materiality, certain comparatives have been aggregated. All notes are from continuing operations unless otherwise stated.